Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 161,050	$ 3,290	$ 6,580	$ 190	$ 150	$ 171,260
Coeur Alaska, Inc. [Member] | Kensington [Member]
Total			160			160
Coeur Mining, Inc. [Member] | Rochester [Member]
Total			370			370
Coeur Mining, Inc. [Member] | Wharf [Member]
Total			30			30
Coeur Mexicana, S.A. de C.V. [Member] | Palmarejo [Member]
Total	86,000	1,840	5,330		30	93,200
Compania Minera La Llamarada S.A. de C.V. [Member] | Las Chispas [Member]
Total	$ 75,050	$ 1,450	520	$ 190		77,210
Coeur Silvertip Holdings Ltd [Member] | Silvertip [Member]
Total			$ 170		$ 120	$ 290